INCOME TAXES (Details 5) (Research and development, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Federal
Tax credit carryforwards
Tax credit carryforwards	$ 0.5
State
Tax credit carryforwards
Tax credit carryforwards	$ 0.9